RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS (Details)		1 Months Ended			12 Months Ended
	Jul. 31, 2018 USD ($)	Aug. 31, 2022 USD ($) shares	Mar. 31, 2022 USD ($)	Nov. 30, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	May 31, 2022 USD ($)	Nov. 30, 2021 USD ($)	Feb. 28, 2021 USD ($)
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
Accrued expenses					$ 1,175,705	$ 1,685,409
Settlement of accrued expenses (in shares) | shares		44,187
Research and development					2,672,836	1,562,927
Gain on reduction in liability					416,000
Other income					(123,792)	(15,399,738)
Research and consulting agreement | Polytherapeutics
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
Monthly payments										$ 20,833
Total amount of agreement										$ 666,667
Research and consulting agreement | Axella Research LLC
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
Total amount of agreement	$ 270,000
Number of agreements	3
Research and development		$ 0
Research and consulting agreement | Netherton Syndrome
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
Research and development					77,000	25,000
Research and consulting agreement | Therapeutics Inc.
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
Research and development					1,200,000	340,000
Research and consulting agreement | Scleroderma
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
Total amount of agreement								$ 610,000
Research and development					276,000
Consulting agreements | Axella Research LLC
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
Accrued expenses						194,000
Consulting agreements | Investor Relations firm
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
Monthly payments					14,000
Accrued expenses						584,000
Gain on reduction in liability			$ 168,000
Other income			$ 416,000
Consulting fees					112,000	$ 70,000
Consulting agreements | Netherton Syndrome
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
Total amount of agreement									$ 250,000
Consulting agreements | Therapeutics Inc.
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
Total amount of agreement					$ 830,000		$ 4,400,000
Initial term				3 years
Written termination notice period				90 days